Statements of Cash Flows - Broad Capital Acquisition Corp [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (652,296)	$ (419,465)	$ (20,095)	$ (433,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(727,731)	(39,948)		(1,555,432)
Changes in operating assets and liabilities:
Account payables	727,189			200,028
Accrued expenses	(83,757)	(103,827)	20,000	497,558
Franchise tax payable	(146,353)			195,138
Income tax payable	142,579			285,662
Net cash used in operating activities	(740,369)	(563,240)	(95)	(810,661)
Cash flows from investing activities:
Investment of cash in Trust Account	(1,112,177)	(102,606,596)		(102,606,597)
Interest withdraw from Trust Account	422,495
Investment of cash in Trust Account	43,354,304
Net cash used in investing activities	(42,664,622)	(102,606,596)		(102,606,597)
Cash flows from financing activities:
Proceeds from issuance of common stock to Sponsor			25,000
Redemption of common stock	(43,354,304)
Proceeds from Working capital loan	20,250
Proceeds from Extension loan	1,112,177
Proceeds from sale of Units, net of IPO costs		99,429,074		99,429,074
Proceeds from sale of Placement Units		4,511,301		4,511,301
Payment of deferred offering costs			(120,646)
Proceeds from Promissory Note – related party			97,905
Repayment of Promissory note – related party		(133,357)		(133,357)
Net cash provided by financing activities	(42,221,877)	103,807,018	2,259	103,807,018
Net change in cash	(297,624)	637,182	2,164	389,760
Cash at the beginning of the period	391,924	2,164		2,164
Cash at the end of the period	94,300	639,346	2,164	391,924
Supplemental disclosure of non-cash investing and financing activities:
Subsequent remeasurement of Common Stock subject to redemption				1,355,432
Deferred offering costs			151,503
Extension Funds attributable to common stock subject to redemption	1,112,177
Accretion of common stock subject to redemption	28,210
Deferred underwriting fee payable		3,555,674		3,555,674
Initial Classification of Common Stock subject to redemption		102,606,597		102,606,597
Deferred offering costs paid for by Promissory note – related party		$ 176	$ 35,452	$ 176